united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

Redwood Managed Volatility Portfolio

Advised by Redwood Investment Management, LLC

Annual Report

December 31, 2016

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfunds.com

Annual Letter, December 31, 2016:

The Redwood Managed Volatility Portfolio (the “Fund”) returns were 12.07% for the N share for calendar year 2016 (source Gemini Fund Services). The BofA Merrill Lynch 3-5 Year US Treasury Index performance was 1.34%.

The Fund is designed for conservative investors seeking limited drawdowns, while still seeking to achieve satisfying total returns over a market cycle (defined as a bull and bear market).

Stronger Performance Following Muted Previous Year

The Fund, due to its tactical nature, tends to have non-linear performance (extended periods of lower returns followed by extended periods of higher returns and vice versa). As we have often seen, bear markets can set the stage for bull market rallies.

This process played out over the past two years. Last year’s returns were muted as oil prices plummeted and volatility skyrocketed. The Fund was on the sidelines in a “risk-off” position from December of 2015 to February of 2016. In February, the Fund reentered the markets and participated in a majority of the upside in the high yield corporate bond asset class.

Market Activity

Improving sentiment in the distressed space, coupled with relatively high yields and the potential for equity-like returns, led to a rise in high-yield corporate bond prices. In the second quarter, the “Brexit” vote (an abbreviation for “British exit”, which refers to the June 23, 2016 referendum by British voters to exit the European Union) briefly exhibited strong downward pressure on “risk” markets as uncertainty spread across the globe. The third quarter began with a strong reversal, as the S&P 500 Index reached record levels in June and July.

As the year came to a close, headlines focused on U.S. equity markets hitting new all-time highs. Meanwhile, the gravity of the most recent fixed-income selloff has been largely overlooked. After bottoming at a low of 1.35%, the U.S. 10-Year Treasury yield had its largest single move since the credit crisis of 2008, up 91% from its low. Following the U.S. Presidential election, global bonds had their greatest two-week loss since 1990. The fourth quarter saw the Barclays U.S. Aggregate Bond Index have one of its worst quarters since 1981 (-3.40% as of 12/28/16). The downward pressure in traditional investment grade bonds may be further challenged by historically low yields and historically high duration (duration is a measure of interest rate risk). Furthermore, December marked the second Federal Reserve interest rate hike of 2016, adding additional risk to traditional bonds in a potential rising rate environment.

Not All Bonds Are Created Equally

Not all bonds are susceptible to prolonged rising rates. Improving sentiment in the distressed space, coupled with relatively high yields and the potential for equity-like returns, led to a rise in high-yield corporate bond prices. The 2014-2015 energy rout and “risk-off” mentality drove high-yield corporate debt to its first negative calendar year performance since 2008. This dislocation resulted in a relatively attractive option-adjusted spread over treasuries at 839 basis points (8.39%) on February 11th, setting the stage for strong returns for the remainder of the year. By the end of 2016, the high-yield corporate bond sector had experienced a strong year, consistent with historical trends that each negative calendar year since 1980 has been followed by a positive year. As the market prepares for the prospect of a higher rate environment, many investors falsely assume that rising interest rates will be a negative influence for all bonds across all sectors. That is contrary to historical reality. The early phase of a rising rate environment usually indicates a strengthening economy, which is typically bullish for high-yield corporate bonds, because defaults normally decrease as the economy strengthens. Since the bottoming of the U.S. 10-Year Treasury yield on July 8th, the Barclays U.S. Aggregate Bond Index (investment grade bonds) lost 3.75%, while the Barclays U.S. High Yield Corporate Index gained 5.88% (through 12/28/2016).

Implications of Emotional, Short-term, Investing

Volatile markets are challenging for investors, and typically lead to a higher potential for emotional investing. In our experience, the historical patterns of investor anxiety become most prevalent during periods of heightened volatility (akin to the late 90’s or mid 2000’s). Investors’ expectations can easily shift based on perceptions that are shaped by the current investment climate and what is perceived to be working now, rather than thinking ahead. We encourage conservative investors to think about longer-term goals and investable options given their risk constraints. As such, we would like to modify the old investment management adage of “stay the course”. We believe investors should “stay the course,” but only if someone is steering.

At Redwood, we believe having an allocation towards a non-traditional, tactical, and drawdown-focused manager during times of uncertainty and heightened anxiety serves a purpose in an investment portfolio. Our quantitative strategy seeks to minimize discretionary biases when determining making allocation decisions. We believe that any investment strategy that has a goal of protecting against significant loss of principal must have a mechanism that seeks to sidestep unfavorable investment environments.

We encourage you to talk with your financial advisor or visit us online at www.redwoodmutualfund.com. Thank you for your continued trust.

Sincerely,

Michael Messinger

Principal & Co-Portfolio Manager

Redwood Investment Management, LLC

Past performance is not necessarily indicative of future results. There can be no guarantee that any objectives listed above will be met. NLD code 3082-NLD-1/26/2017.

Redwood Managed Volatility Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Portfolio’s performance figures* for the periods ended December 31, 2016, compared to its benchmark:

		Since Inception	Since Inception
	One Year	Class N	Class I
Class N (a)	12.07%	1.85%	N/A
Class I (b)	12.57%	N/A	3.15%
BofA Merrill Lynch US 3-5 Treasury Index (c)	1.34%	1.10%	0.68%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on December 31, 2016 for Class N and Class I. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. The Portfolio’s total annual operating expenses are 2.86% and 2.30% for Class N shares and Class I shares, respectively, per the April 30, 2016 prospectus. The Adviser has contractually agreed to reduce the Portfolio’s fees and/or to make payments to limit Portfolio expenses until at least May 1, 2017, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.49% and 1.99% for Class I and Class N shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Portfolio, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Portfolio Class N commenced operations on October 20, 2014.

(b)	Redwood Managed Volatility Portfolio Class I commenced operations on January 15, 2015.

(c)	BofA Merrill Lynch US 3-5 Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

PORTFOLIO ANALYSIS (Unaudited)*
December 31, 2016
Percent of
Net Assets
Mutual Funds	77.1%
Short-Term Investments	0.0%
Other Assets Less Liabilities	22.9%
Total	100.0%

* Portfolio Analysis detailed does not include derivative exposure

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2016

Shares		Fair Value

	MUTUAL FUNDS - 77.1%
	DEBT FUNDS - 77.1%
123,452	BlackRock Funds II - Floating Rate Income Portfolio - Institutional	$1,264,150
89,174	Credit Suisse Floating Rate High Income Fund - Institutional	608,165
169,082	Dreyfus High Yield Fund - Class I	1,051,691
124,542	Eaton Vance Floating-Rate Fund - Institutional	1,114,649
611,888	Eaton Vance Income Fund of Boston - Class I	3,506,119
113,455	Goldman Sachs High Yield Floating Rate Fund - Institutional	1,105,053
300,481	Invesco High Yield Fund - Class Y	1,250,000
184,615	Janus High-Yield Fund - Class I	1,561,846
865,489	JPMorgan High Yield Fund - Select Class *	6,361,345
890,711	MainStay High Yield Corporate Bond Fund - Class I *	5,112,683
277,286	MFS High Income Fund - Class I	940,000
4,434	Salient Select Income Fund - Institutional	105,487
	TOTAL MUTUAL FUNDS (Cost - $23,970,576)	23,981,188

	SHORT-TERM INVESTMENTS - 0.0%
1,230	Dreyfus Cash Management - 0.20%+*	1,230
278	Goldman Sachs Financial Square Fund - Money Market Fund - 0.19%+	277
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,507)	1,507

	TOTAL INVESTMENTS - 77.1% (Cost - $23,972,083) (a)	$23,982,695
	OTHER ASSETS LESS LIABILITIES - 22.9%	7,124,402
	NET ASSETS - 100.0%	$31,107,097

+	Variable rate security. Interest rate is as of December 31, 2016.

*	All or part of the security was held as collateral for swaps as of December 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,972,155 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,659,014
Unrealized depreciation:	(13,648,474)
Net unrealized appreciation:	$10,540

Unrealized
Gain
SCHEDULE OF SWAPS
LONG EQUITY SWAP CONTRACTS - 0.2%
Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on June 1, 2015 and is reset on a monthly basis and terminates on July 3, 2017 unless earlier terminated. The Fund will receive the total return on the basket of mutual funds including dividends and provides a fee to Barclays Bank in the amount of LIBOR + 120 bps. (Notional Amount $13,529,952)
TOTAL LONG EQUITY SWAP CONTRACTS	$72,495

The following table represents the individual long postions and related values of equity securities underlying the total return swap with Barclays Bank:

Security	Shares	Value
Credit Suisse Floating Rate High Income Fund	318,413	$2,155,614
Victory Floating Rate Fund	90,122	870,582
Nuveen Symphony Floating Rate Income Fund	108,826	2,143,756
BlackRock High Yield Bond Portfolio	821,600	6,270,000
Putnam High Yield Trust Fund	281,025	2,090,000
Total		$13,529,952

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

ASSETS
Investment securities:
At cost	$23,972,083
At value	23,982,695
Cash	7,101,411
Collateral Cash for Swaps	921
Swap Appreciation	72,495
Dividends and interest receivable	74,472
Prepaid expenses	878
TOTAL ASSETS	31,232,872

LIABILITIES
Distribution (12b-1) fees payable	8,474
Investment advisory fees payable	51,477
Redemptions payable	52,237
Payable to related parties	2,920
Accrued expenses and other liabilities	10,667
TOTAL LIABILITIES	125,775
NET ASSETS	$31,107,097

Class N Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,810,133 shares of beneficial interest outstanding)	18,664,734
Net Asset Value, Offering and Redemption Price Per Share ($18,664,734/1,810,133 shares of beneficial interest outstanding)	$10.31

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,198,536 shares of beneficial interest outstanding)	12,442,363
Net Asset Value, Offering and Redemption Price Per Share ($12,442,363/1,198,536 shares of beneficial interest outstanding)	$10.38

Composition of Net Assets:
At December 31, 2016, Net Assets consisted of:
Paid-in-Capital	$29,798,085
Accumulated Net Investment Income	1,905,036
Accumulated Net Realized Gain from Security Transactions	(679,131)
Net Unrealized Gain from Swap Transactions	72,495
Net Unrealized Appreciation on Investments	10,612
Net Assets	$31,107,097

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends	$1,319,898
Interest	22,228
TOTAL INVESTMENT INCOME	1,342,126

EXPENSES
Investment advisory fees	383,574
Distribution (12b-1) fees - Class N	84,577
Transfer agent fees	26,576
Legal fees	20,803
Administrative services fees	20,307
Audit fees	15,043
Trustees’ fees and expenses	14,526
Custodian fees	7,020
Compliance officer fees	7,020
Printing and postage expenses	5,514
Accounting services fees	5,204
Other expenses	4,062
TOTAL EXPENSES	594,226
Less: Fees waived by the Advisor	(51,958)
NET EXPENSES	542,268

NET INVESTMENT INCOME	799,858

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net Realized Gain (Loss) on Investments and Swaps
Investments	1,250,583
Realized Gain Distributions from Investment Companies	1,801
Swaps	1,102,658
Net Change in Unrealized Appreciation on:
Investments	111,533
Swaps	72,703
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,539,278

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,339,136

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
FROM OPERATIONS
Net investment income	$799,858	$476,715
Net realized gain (loss)	2,353,241	(2,067,093)
Realized gain distributions from investment companies	1,801	70,850
Net change in unrealized appreciation (depreciation) of investments	184,236	(98,802)
Net increase (decrease) in net assets resulting from operations	3,339,136	(1,618,330)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(150,098)	(14,944)
Class N	(176,423)	—
Net decrease in net assets from distributions to shareholders	(326,521)	(14,944)

FROM SHARES OF BENEFICIAL INTEREST
Class N:
Proceeds from shares sold	24,784,483	8,027,946
Net asset value of shares issued in reinvestment of distributions	176,423	—
Cost of shares redeemed	(12,915,920)	(10,173,967)
Net increase (decrease) in net assets from shares of beneficial interest	12,044,986	(2,146,021)
Class I:
Proceeds from shares sold	231,302	44,310,464
Net asset value of shares issued in reinvestment of distributions	150,098	14,944
Cost of shares redeemed	(8,554,870)	(23,916,212)
Net increase (decrease) in net assets from shares of beneficial interest	(8,173,470)	20,409,196

TOTAL INCREASE IN NET ASSETS	6,884,131	16,629,901

NET ASSETS
Beginning of Period	24,222,966	7,593,065
End of Period *	$31,107,097	$24,222,966
* Includes accumulated net investment income of:	$1,905,036	$329,041

SHARE ACTIVITY
Class N:
Shares Sold	2,513,450	816,692
Shares Reinvested	17,195	—
Shares Redeemed	(1,266,457)	(1,040,282)
	1,264,188	(223,590)
Class I:
Shares Sold	22,381	4,498,231
Shares Reinvested	14,530	1,542
Shares Redeemed	(891,544)	(2,446,604)
	(854,633)	2,053,169

Net increase in shares of beneficial interest outstanding	409,555	1,829,579

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class N
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	December 31, 2016	December 31, 2015	December 31, 2014	*

Net Asset Value, Beginning of Period	$9.29	$9.87	$10.00
Decrease From Operations:
Net investment income (a)	0.27	0.09	0.03
Net gain (loss) from investments (both realized and unrealized) (h)	0.85	(0.67)	(0.16)
Total from operations	1.12	(0.58)	(0.13)

Less Distributions:
From net investment income	(0.10)	—	—
Total Distributions	(0.10)	—	—

Net Asset Value, End of Period	$10.31	$9.29	$9.87

Total Return (b)	12.07%	(5.88)%	(1.30	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,665	$5,072	$7,593

Ratio of gross expenses to average net assets (e,f)	2.15%	2.40%	4.67	% (c)
Ratio of net expenses to average net assets (e)	1.99%	1.99%	1.99	% (c)
Ratio of net investment income to average net assets (g)	2.70%	0.87%	1.74	% (c)
Portfolio turnover rate	156%	629%	213	% (d)

*	Class N commenced operations on October 20, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(h)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout the period presented.

	For the	For the
	Year Ended	Period Ended
	December 31, 2016	December 31, 2015	*

Net Asset Value, Beginning of Period	$9.33	$9.89
Decrease From Operations:
Net investment income (a)	0.25	0.16
Net gain (loss) from investments (both realized and unrealized) (h)	0.92	(0.71)
Total from operations	1.17	(0.55)

Less Distributions:
From net investment income	(0.12)	(0.01)
Total Distributions	(0.12)	(0.01)

Net Asset Value, End of Period	$10.38	$9.33

Total Return (b)	12.57%	(5.60	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,442	$19,151

Ratio of gross expenses to average net assets (e,f)	1.66%	1.84	% (c)
Ratio of net expenses to average net assets (e)	1.49%	1.49	% (c)
Ratio of net investment income to average net assets (g)	2.56%	1.74	% (c)
Portfolio turnover rate	156%	629	% (d)

*	Class I commenced operations on January 15, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Portfolio invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(h)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS
December 31, 2016

1.	ORGANIZATION

Redwood Managed Volatility Portfolio (the “Portfolio”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio commenced investment operations on October 20, 2014. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Portfolio offers Class N and Class I shares. Class N shares commenced operations October 20, 2014 and Class I Shares commenced operations January 15, 2015. All classes are sold at NAV. Each share class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Portfolio may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change. As of December 31, 2016 the Portfolio did not hold any closed-end investment companies.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Portfolio’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,981,188	—	—	$23,981,188
Short-Term Investment	1,507	—	—	1,507
Total Assets	23,982,695	—	—	23,982,695
Derivatives
Swaps	—	72,495	—	72,495
Total Derivatives	$—	—	—	$—

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolio’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Mutual Fund Risk: Mutual funds are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. The Fund is subject to specific risks, depending on investment strategy.

Swap Agreements – The Portfolio is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The basket swaps are valued at the difference between the fair value of the referenced securities in the basket less the notional value of the contract.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The basket swaps are valued at the difference between the fair value of the referenced securities in the basket less the notional value of the contract.

The Portfolio maintains a control account with the value of the collateral to not be less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of December 31, 2016 the notional value of the swap was $13,529,952. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average notional value of the basket swaps that the Portfolio invested in during the year ended December 31, 2016 was $10,283,071.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Portfolio’s Statement of Assets and Liabilities as of December 31, 2016:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity	Unrealized appreciation on swaps

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

The following table sets forth the fair value of the Portfolio’s derivative contracts by primary risk exposure as of December 31, 2016:

Asset Derivatives Investment Value
Derivative Investment Type	Equity
Swaps	$72,495

The following is a summary of the location of derivative investments on the Portfolio’s Statement of Operations for the year ended December 31, 2016:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain on swaps
Net change in unrealized appreciation on swaps

The following is a summary of the Portfolio’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the year ended December 31, 2016:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	December 31, 2016
Swaps	$1,102,658	$1,102,658
	$1,102,658	$1,102,658

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	December 31, 2016
Swaps	$72,703	$72,703
	$72,703	$72,703

The average notional value of the derivative instruments traded for the year ended December 31, 2016 as disclosed under Swap Agreements and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

Offsetting of Financial Assets and Derivative Assets – The following tables present the Portfolio’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2016.

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets (1)	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Pledged	Net Amount
Swaps	$72,495	$—	$72,495	$71,574	$921	$—
Total	$72,495	$—	$72,495	$71,574	$921	$—

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative asset balance and, accordingly, does not include excess collateral pledged.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

Market Risk – The Portfolio’s investments in financial instruments and derivatives expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years (2014 and 2015) or expected to be taken in the Portfolio’s 2016 tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2016 amounted to $53,885,332 and $35,092,347, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Redwood Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2016, the Advisor earned management fees of $383,574.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio (The “Waiver Agreement”), until at least May 1, 2017, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) will not exceed 1.99% and 1.49% of the Portfolio’s average daily net assets for Class N and Class I shares, respectively, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than 1.99% or 1.49% of average underlying daily net assets attributable to Class N shares or Class I shares, respectively, the Advisor shall be entitled to be reimbursed by the Portfolio for such waived fees or reimbursed expenses, provided that such reimbursement does not cause the Portfolio’s expenses to exceed 1.99% and 1.49% of average daily net assets for Class N and Class I shares, respectively. If Portfolio operating expenses attributable to Class N or Class I shares subsequently exceed 1.99% or 1.49%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended December 31, 2016, the Advisor has reimbursed $51,958 in expenses to the Portfolio. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $180,174 and the amounts will expire as follows: on December 31 2017 - $14,872, December 31, 2018 - $113,344 and December 31, 2019 - $51,958

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets for Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During the year ended December 31, 2016, Class N paid $84,577 in distribution fees.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class N and Class I shares.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of December 31, 2016, Jefferson National Life Insurance Co., and Security Benefit, are accounts holding shares for the benefit of others in nominee name, held approximately 60% and 40% of the voting securities of the Portfolio

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2016 and December 31, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2016	December 31, 2015
Ordinary Income	$326,521	$14,944
Long-Term Capital Gain	—	—
	$326,521	$14,944

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Post October	Capital
Undistributed	Undistributed	Loss	Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)

$1,977,531	$—	$—	$(679,059)	$—	$10,540	$1,309,012

The difference between book basis and tax basis undistributed net investment income and accumulated net realized loss from investments is primarily attributable to the mark-to-market adjustment on swap contracts.

At December 31, 2016, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-
Expiring	Non-Expiring
Short-Term	Long-Term	Total
$618,811	$60,248	$679,059

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2016

Permanent book and tax differences, primarily attributable to the reclassification of swap gains (losses) resulted in reclassification for the period ended December 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$1,102,658	$(1,102,658)

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Grant Thornton LLP
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Board of Trustees and Shareholders

Redwood Managed Volatility Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Redwood Managed Volatility Portfolio (a fund in the Two Roads Shared Trust) (the “Fund”) as of December 31, 2016, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statement of changes in net assets for the year ended December 31, 2015, and financial highlights for the year ended December 31, 2015 and for the period October 20, 2014 (commencement of operations) through December 31, 2014 were audited by other auditors whose report thereon dated February 19, 2016, expressed an unqualified opinion on the financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Redwood Managed Volatility Portfolio as of December 31, 2016, and the results of its operations, changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

February 23, 2017

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Redwood Managed Volatility Portfolio
EXPENSE EXAMPLES (Unaudited)
December 31, 2016

As a shareholder of Redwood Managed Volatility Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual *	7/1/16	12/31/16	7/1/16-12/31/16	7/1/16-12/31/16
Class I	1,000.00	1,041.90	7.65	1.49%
Class N	1,000.00	1,039.10	10.20	1.99%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	7/1/16	12/31/16	7/1/16-12/31/16	7/1/16-12/31/16
Class I	1,000.00	1,017.65	7.56	1.49%
Class N	1,000.00	1,015.13	10.08	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Approval of Advisory Agreement – Redwood Managed Volatility Portfolio

At a meeting held on July 19, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Portfolio (the “Portfolio”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Portfolio by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Portfolio’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Portfolio as compared to other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

The evaluation process with respect to the Adviser is an ongoing one. In evaluating the Agreement, the Board also took into account the Board’s knowledge, resulting from their meetings and other interactions throughout the year and past years, of Redwood, its services and the Portfolio.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Agreement with the Trust, including the Agreement, a description of the firm, its history and the manner in which investment decisions are made and executed, copies of Redwood’s compliance policies and procedures, a review of the financial condition of Redwood, an overview of the personnel who perform services for the Portfolio, including any changes in key personnel, a representation from Redwood that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, as amended, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment, and a report regarding the expenses and performance record of the Portfolio as compared to other comparable mutual funds.

In reaching its conclusions, the Board first considered the circumstances regarding the termination of a former co-portfolio manager during the prior term of the Agreement and Redwood’s current organizational chart. The Board noted the addition of experienced staff in various areas, including with respect to management, research and operations, and sales and marketing. The Board considered that Redwood was appropriately staffed with qualified personnel. With respect to portfolio management, the Board considered that Redwood continues to employ quantitative and tactical investment strategies in the Portfolio that require a level of sophistication to execute and that there have been no significant changes in Redwood’s investment strategies. The Board also considered that Redwood has an effective compliance program and has devoted appropriate resources to the firm’s information security and business continuity functions.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures required to perform its duties under the Agreement and that the nature, overall quality and extent of the management services provided by Redwood to the Portfolio was satisfactory and reliable.

Performance. The Board considered the performance of the Portfolio. The Board noted that for purposes of assessing the Portfolio’s performance, Redwood generated a comparative group of the Redwood Portfolio’s closest competitors, comprised of multi-alternative and non-traditional bond funds available on the Jefferson National Life (“JNL”) insurance platform, on which the Portfolio is offered as an investment option for JNL’s variable life insurance policies and variable annuity products (the “Peer Group”). The Board considered that the Portfolio outperformed the mean of the Peer Group for the one year and year to date periods ended May 31, 2016. The Board also considered that the Portfolio outperformed its benchmark, the BofA Merrill Lynch 3-5 Year Treasury Index, for the year to date period ended May 31, 2016, and underperformed its benchmark over the one year period.

The Board noted that the Portfolio has not been in operation for a sufficient time period to establish a meaningful long-term performance record. However, based on Redwood’s presentation and the performance of the Portfolio, the Board concluded that Redwood’s performance was satisfactory and that Redwood was meeting its investment objectives.

Fees and Expenses. As to the costs of the services provided by Redwood, the Board considered that Redwood reduced the Portfolio’s advisory fee from 1.50% of the Portfolio’s average daily net assets to 1.25% effective August 1, 2015. The Board considered that the Portfolio shares the same advisory fee as the Redwood Managed Volatility Fund (a separate mutual fund advised by Redwood with a similar investment mandate), which has an advisory fee in the range of comparable funds previously chosen by Broadridge (doing business as “Lipper”) and certain other funds deemed by Redwood to be recent competitor funds, which was reviewed at the July 2016 Board meeting. The Board also considered that an analysis provided by Redwood indicated that the Portfolio’s total expense ratio was higher than the mean and median of the Peer Group, but not the highest.

The Board took into account Redwood’s discussion of the Portfolio’s advisory fees and expenses. The Board also considered the Portfolio’s advisory fee rate as compared to advisory fees charged by Redwood to its separately managed accounts clients and private funds with similar investment mandates. The Board found that the advisory fee charged to the Portfolio was lower than the fees for those other accounts. The Board concluded that based on the information provided, the advisory fee of the Portfolio was reasonable and that the overall expense ratios of the Portfolio was acceptable.

Profitability. The Board considered Redwood’s profitability and whether these profits are reasonable in light of the services provided to the Portfolio. The Board reviewed a profitability analysis prepared by Redwood based on the average net assets of the Portfolio as of May 31, 2016, and discussed with Redwood its costs of managing the Portfolio and the allocation of time to the Portfolio as compared to Redwood’s other activities. The Board found that Redwood’s overall profits both in terms of dollar amount and as a percentage of Redwood’s advisory fee were not excessive given the direct and indirect costs of operating the Portfolio and that Redwood continued to reimburse operating expenses of the Portfolio. The Board concluded that Redwood’s level of profitability from its relationship with the Portfolio was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Portfolio. The Board considered the profitability analysis included in the materials provided to the Board. The Board concluded that at current asset levels, economies of scale are not a relevant consideration at this time; however the Board would revisit potential economies of scale in the future once the Portfolio has achieved sufficient scale.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Portfolio. The Board considered that no affiliate of Redwood maintains a relationship with the Portfolio and Redwood did not anticipate receiving any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Portfolio.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an additional one-year term is in the best interests of the Portfolio and its shareholders. In considering the Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Redwood Managed Volatility Portfolio
ADDITIONAL INFORMATION (Unaudited)
December 31, 2016

Independent Trustees*

Name, Address, Year of Birth**	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex***	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	2	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012)	2	Schroder Global Series Trust (2012- 2017); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016); Ramius Archview Credit and Distressed Fund (since 2015)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	2	Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016)
Anita K. Krug Year of Birth: 1969	Trustee, Corporate Governance Committee Chairman	Indefinite, Since 2012	Professor (2016 to present) and Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014)	2	Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016); Centerstone Investors Trust (since 2016)

*	Information is as of February 2, 2017.

**	Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

***	As of January 1, 2017, the Trust was comprised of 13 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to those Funds advised by a common investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Redwood Managed Volatility Portfolio
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2016

Officers of the Trust*

Name, Address, Year of Birth**	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex***	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); and President and Manager, Blu Giant LLC (financial printer)(2004 - 2011)	N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Vice President and Counsel (since 2016) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present).	N/A	N/A

*	Information is as of February 2, 2017.

**	Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

***	As of January 1, 2017, the Trust was comprised of 13 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to those Funds advised by a common investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-RED-FUND (733-3863).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Advisor, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2016	2015
Redwood Managed Volatility Portfolio	$14,000	$13,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2016	2015
Redwood Managed Volatility Portfolio	$2,500	$4,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2015.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2015 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
President,
Date: March 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
President
Date: March 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Treasurer
Date: March 8, 2017